Expense Example - January - Equity Funds IV_Pro	Sep. 30, 2025 USD ($)
Nomura Growth and Income Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 79
Expense Example, with Redemption, 3 Years	246
Expense Example, with Redemption, 5 Years	428
Expense Example, with Redemption, 10 Years	954
Nomura Growth and Income Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	673
Expense Example, with Redemption, 3 Years	881
Expense Example, with Redemption, 5 Years	1,106
Expense Example, with Redemption, 10 Years	1,751
Nomura Growth and Income Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	859
Nomura Opportunity Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	682
Expense Example, with Redemption, 3 Years	926
Expense Example, with Redemption, 5 Years	1,189
Expense Example, with Redemption, 10 Years	1,938
Nomura Opportunity Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	80
Expense Example, with Redemption, 3 Years	269
Expense Example, with Redemption, 5 Years	473
Expense Example, with Redemption, 10 Years	1,064
Nomura Opportunity Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	294
Expense Example, with Redemption, 5 Years	517
Expense Example, with Redemption, 10 Years	1,158
Nomura Opportunity Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	289
Expense Example, with Redemption, 3 Years	604
Expense Example, with Redemption, 5 Years	1,044
Expense Example, with Redemption, 10 Years	2,268
Nomura Opportunity Fund | Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	138
Expense Example, with Redemption, 3 Years	450
Expense Example, with Redemption, 5 Years	784
Expense Example, with Redemption, 10 Years	$ 1,728